N-2	12 Months Ended
Sep. 30, 2023
Cover [Abstract]
Entity Central Index Key	0001540013
Amendment Flag	false
Securities Act File Number	001-40413
Document Type	40-F
Document Registration Statement	false
Entity Registrant Name	Quipt Home Medical Corp.
Entity Address, Address Line One	1019 Town Drive
Entity Address, City or Town	Wilder
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	41076
City Area Code	859
Local Phone Number	878-2220
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1015 15th Street N.W., Suite 1000
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3133
Contact Personnel Name	CT Corporation System